Digital Currency and Risk Management (Tables)	9 Months Ended
Dec. 31, 2024
Disclosure of Digital Currency and Risk Management [Abstract]
Schedule of digital currency and risk management [Table Text Block]
Impact of 5% variance in price
Bitcoin	$13,022